[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Thai Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
THAI INVESTMENT PLAN (96.7%)
THAI COMMON STOCKS (96.6%)
(Unless Otherwise Noted)
Beverages (1.1%)
Serm Suk PCL		2,252,600	$1,273
Capital Markets (0.8%)
Kim Eng Securities Thailand PCL		1,132,600	861
Chemicals (2.3%)
National Petrochemical PCL		962,400	2,657
Commercial Banks (19.7%)
Bangkok Bank PCL		2,578,650	6,658
Kasikornbank PCL		3,857,000	5,373
Krung Thai Bank PCL		20,077,700	4,542
Siam Commercial Bank PCL		4,417,500	5,703
			22,276
Construction & Engineering (8.6%)
Ch. Karnchang PCL		3,587,300	1,201
Italian-Thai Development PCL		23,874,400	6,286
Sino Thai Engineering & Construction PCL		7,588,900	2,192
			9,679
Construction Materials (12.7%)
Dynasty Ceramic PCL		2,335,500	908
Siam Cement PCL		2,112,200	13,498
			14,406
Consumer Finance (1.0%)
National Finance PCL		3,393,800	1,171
Diversified Financial Services (0.9%)
Krungthai Card PCL		1,723,100	1,000
Electric Utilities (1.5%)
Electricity Generating PCL		885,700	1,675
Food & Staples Retailing (1.4%)
Siam Makro PCL		1,087,600	1,557
Household Durables (6.0%)
Asian Property Development PCL		26,301,300	2,743
Land & Houses PCL		18,749,000	4,050
			6,793
Insurance (0.8%)
Bangkok Insurance PCL		175,435	969
Leisure Equipment & Products (2.0%)
ITV PCL	(a)	2,973,500	980
Polyplex PCL	(a)	8,015,600	1,250
			2,230
Metals & Mining (3.9%)
Banpu PCL		1,053,700	4,363
Multiline Retail (1.4%)
Big C Supercenter PCL	(a)	2,605,700	1,545
Oil & Gas (14.8%)
PTT Exploration & Production PCL		309,400	2,357
PTT PCL		2,921,800	14,415
			16,772
Real Estate (3.9%)
Golden Land Property PCL	(a)	4,922,500	1,051
Lalin Property PCL		11,919,300	1,996
MBK PCL		937,800	1,210
Quality House PCL	(a)	6,852,000	208
			4,465
Textiles, Apparel & Luxury Goods (1.6%)
Thai Rung Textile Co., Ltd.	(a)(b)(c)	958	—	@
Thai Wacoal PCL		2,042,130	1,801
			1,801
Wireless Telecommunication Services (12.2%)
Advanced Info Service PCL		3,386,200	8,656
Shin Corp. PCL		5,148,500	5,166
			13,822
TOTAL THAI COMMON STOCKS
(Cost $73,773)			109,315

		No. of
		Warrants
WARRANTS (0.1%)
Commercial Banks(0.0%)
Quality House PCL, expiring 9/11/08	(a)	1,370,400	10
Construction & Engineering (0.1%)
Sino Thai Engineering & Construction PCL, expiring 5/31/07	(a)	1,973,983	70
TOTAL WARRANTS
(Cost $152)			80

		No. of Rights
RIGHTS (0.0%)
Diversified Telecommunication Services (0.0%)
True Corp. PCL
(Cost $@—)	(a)(b)	721,421	—	@
TOTAL THAI INVESTMENT PLAN (96.7%)
(Cost $73,925)			109,395

		Face Amount
		(000)
SHORT-TERM INVESTMENT (1.0%)
Repurchase Agreement (1.0%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $1,125 (Cost $1,125)	(d)	$1,125	1,125
TOTAL INVESTMENTS + (97.7%) (Cost $75,050)			110,520
OTHER ASSETS IN EXCESS OF LIABILITIES (2.3%)			2,577
NET ASSETS (100%)			$113,097

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value — At March 31, 2005, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(c)                                  Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At March 31, 2005, this security had a market value of $0, representing 0.0% of net assets.

(d)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

@                                    Face Amount/Value is less than $500

+                                         At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $75,050,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $35,470,000 of which $41,464,000 related to appreciated securities and $5,994,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005